Operationas (Details 8 - Textuals 2) R$ in Thousands			5 Months Ended	12 Months Ended
	Feb. 15, 2022 BRL (R$) Installment	Jul. 31, 2021 BRL (R$) shares Item	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Mar. 31, 2023 BRL (R$)	May 31, 2021 BRL (R$)	Nov. 30, 2020 BRL (R$)
Operational context
Agreed to pay amounts to certain shareholders of acquiree			R$ 236,289	R$ 236,289	R$ 93,748
Sensedata and D1
Operational context
Consolidated revenue if the acquisition had occurred on January 1, 2021				669,569
Profit (loss) of combined entity as if combination occurred at beginning of period				R$ (60,817)
Direct One (D1)
Operational context
Intangible assets - Digital platform		R$ 58,489
Intangible assets - Customer portfolio		R$ 1,482
Revenues generated by acquiree			39,396
Profit (loss) of acquiree since acquisition date			(7,908)
Direct One (D1) | Business combination
Operational context
Fair value on the earn-out future payments	R$ 225,000
Agreed to pay amounts to certain shareholders of acquiree	R$ 164,000
Number of fixed installments due on March 31, 2023 | Installment	3
Direct One (D1) | Later than one year and not later than two years [member] | Business combination
Operational context
Agreed to pay amounts to certain shareholders of acquiree						R$ 40,000
Zenvia Brazil | Indirect
Operational context
% holding of subsidiary				0.00%	0.00%
Zenvia Brazil | Sensedata and D1 | First quarter of 2023
Operational context
Fair value on the earn-out future payments			40	R$ 40
Zenvia Brazil | Direct One (D1)
Operational context
Percentage of voting equity interests acquired		100.00%
Contributed in cash		R$ 19,000					R$ 21,000
Amount paid to shareholders of acquiree		R$ 319
Number of times of gross profit of acquiree for calculating valuation | Item		13
Measurement period for gross profit of acquiree for calculating valuation		12 months
Measurement period for gross profit of acquirer for calculating valuation		12 months
Description of shares of acquired entity, pledged as collateral		agreed to pledge a certain number of shares corresponding to 50% + 1 share of D1’s total equity stake as collateral in favor of the aforementioned D1 shareholders.
Goodwill		R$ 607,980	607,980	607,980
Intangible assets - Digital platform		58,489
Intangible assets - Customer portfolio		1,482
Gross contractual amount of trade and other receivables		16,998
Contractual cash flows not expected to be collected for acquired receivables		482
Zenvia Brazil | Direct One (D1) | Business combination
Operational context
Agreed to pay amounts to certain shareholders of acquiree	R$ 164,000
Number of fixed installments due on March 31, 2023	3
Zenvia Brazil | Direct One (D1) | Second quarter of 2022
Operational context
Agreed to pay amounts to certain shareholders of acquiree		57,000
Zenvia Brazil | Direct One (D1) | Second quarter of 2023
Operational context
Agreed to pay amounts to certain shareholders of acquiree		R$ 168,000
Zenvia Brazil | Direct One (D1) | First quarter of 2022
Operational context
Fair value on the earn-out future payments			R$ 124	R$ 124
Zenvia Brazil | Direct One (D1) | Not later than one year [member]
Operational context
Measurement period for gross profit of acquirer for calculating valuation		12 months
Zenvia Brazil | Direct One (D1) | Later than one year and not later than two years [member]
Operational context
Measurement period for gross profit of acquiree for calculating valuation		12 months
Zenvia Brazil | Direct One (D1) | Class A common shares
Operational context
Shares issued as consideration | shares		1,942,750
Consideration transferred as shares		R$ 133,000
Smarkio Tecnologia Ltda [Member]
Operational context
Goodwill								R$ 21,726
Intangible assets - Digital platform								22,037
Intangible assets - Customer portfolio								3,491
Cash up front consideration transferred								R$ 2,628
Smarkio Tecnologia Ltda [Member] | Indirect
Operational context
% holding of subsidiary		100.00%